DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE 3 - DISAGGREGATION OF REVENUE

	For the years ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000
Government sector	1,994	1,700	1,701
Private sector	2,656	2,516	2,449
	4,650	4,216	4,150

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	4	7	7

Revenue recognition over time:
Swim fees	4,646	4,209	4,139
Pickleball	-	-	4
	4,650	4,216	4,150